Post-employment Benefit	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Post-employment Benefit
19.	Post-employment Benefit

A.	Defined Benefit Plan

In accordance with the Labor Standards Law, the Company has a funded defined benefit pension plan covering all eligible employees prior to the enforcement of the Labor Pension Act (“the Act”), which becomes effective on July 1, 2005, and those employees who choose to stay with the pension mechanism under the Labor Standards Law after the enforcement of the Act. Pension benefits are generally based on service years and six-month average wages and salaries before retirement of the employee. Two units are earned per year for the first 15 years of service and one unit is earned for each additional year of service with a maximum of 45 units. Under the funding policy of the plan, the Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the pension fund, which is administered by the Labor Pension Fund Supervisory Committee (the Committee) and deposited in the names of the Committees in the Bank of Taiwan. Also, the Company would assess the balance in the aforementioned labor pension reserve account by the end of December 31, every year. If the account balance is not enough to pay the pension calculated by the aforementioned method, to the labors expected to be qualified for retirement next year, the Company will make contribution for the deficit by next March.

The Company established pension plans for executive officers and recognized $63,007 and $596 net of pension costs for the years ended December 31, 2016 and 2017 respectively. As of December 31, 2016 and 2017, the net defined benefit obligations of executive officers were $64,929 and $62,222, respectively.

(1) Except for the pension plans for executive officers, the amounts arising from the defined benefit obligation recognized on the balance sheets are as follows:

	As of December 31,
	2016	2017
	NT$	NT$
Present value of defined benefit obligations	2,550,824	2,513,060
Fair value of plan assets	(1,177,592)	(1,159,337)

Net defined benefit liability	1,373,232	1,353,723

(2)	Movements in net defined benefit liabilities are as follows:

(a)	For the year ended December 31, 2015

	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$	NT$	NT$
Balance at January 1	2,225,935	(1,192,196)	1,033,739
Current service cost	20,475	—	20,475
Interest expense (income)	49,670	(26,976)	22,694

	70,145	(26,976)	43,169

Remeasurements:
Experience adjustments	10,493	—	10,493
Changes in demographic assumptions	18,021	—	18,021
Changes in financial assumptions	145,514	—	145,514
Return of plan assets(excluding amount included in net interest expense)	—	5,814	5,814

	174,028	5,814	179,842

Pension fund contribution	—	(49,440)	(49,440)
Paid Pension	(77,827)	77,827	—

Balance at December 31	2,392,281	(1,184,971)	1,207,310

(b)	For the year ended December 31, 2016

	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$	NT$	NT$
Balance at January 1	2,392,281	(1,184,971)	1,207,310
Current service cost	19,165	—	19,165
Interest expense (income)	41,441	(20,754)	20,687

	60,606	(20,754)	39,852

Remeasurements:
Experience adjustments	19,709	—	19,709
Changes in financial assumptions	149,878	—	149,878
Return of plan assets(excluding amount included in net interest expense)	—	6,297	6,297

	169,587	6,297	175,884

Pension fund contribution	—	(49,814)	(49,814)
Paid Pension	(71,650)	71,650	—

Balance at December 31	2,550,824	(1,177,592)	1,373,232

(c)	For the year ended December 31, 2017

	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$	NT$	NT$
Balance at January 1	2,550,824	(1,177,592)	1,373,232
Current service cost	17,171	—	17,171
Interest expense (income)	37,817	(17,601)	20,216

	54,988	(17,601)	37,387

Remeasurements:
Experience adjustments	(13,625)	—	(13,625)
Return of plan assets(excluding amount included in net interest expense)	—	6,281	6,281

	(13,625)	6,281	(7,344)

Pension fund contribution	—	(49,552)	(49,552)
Paid Pension	(79,127)	79,127	—

Balance at December 31	2,513,060	(1,159,337)	1,353,723

(3)	Under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. The plan assets are held in a commingled fund which is operated and managed by the government’s designated authorities; as such, the Company does not have any right to intervene in the investments of the Funds. The constitution of fair value of plan assets as of December 31, 2016 and 2017 is as follows:

	As of December 31,
	2016	2017
	NT$	NT$
Cash	268,962	270,473
Equity instruments	580,435	574,452
Debt instruments	328,195	314,412

	1,177,592	1,159,337

(4)	Principal actuarial assumptions for the reporting period are as follows:

	As of December 31,
	2016	2017
Discount rate	1.50%	1.50%

Future salary increases	2.25%	2.25%

(5)	For the years ended December 31, 2016 and 2017, if the aforementioned discount rate and future salary increase rate are 0.5% higher (lower) than management’s estimates, the impact on the carrying amounts of defined benefit obligations is as follows:

	Impact on defined benefit obligations
As of December 31, 2016	0.5% increase in assumption	0.5% decrease in assumption
	NT$	NT$
Discount rate	(150,030)	163,143

Future salary increase rate	161,138	(149,723)

	Impact on defined benefit obligations
As of December 31, 2017	0.5% increase in assumption	0.5% decrease in assumption
	NT$	NT$
Discount rate	(139,783)	151,499

Future salary increase rate	149,644	(139,499)

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions, the same method has been applied as when calculating the net defined benefit liability recognized in the balance sheet.

(6)	The Company expects to pay $50,667 as contribution to the pension plan in 2018.

(7)	As of December 31, 2017, the weighted average duration of the defined benefit plan is 11.6 years. Expected maturity analysis of undiscounted defined benefit obligations was as follows:

NT$
Within 1 year	65,895
1-2 year(s)	73,658
2-3 years	87,648
Over 3 years	2,876,889

3,104,090

B.	Defined Contribution Plans

(1)	In accordance with the Labor Pension Act (“LPA”), effective July 1, 2005, the Company has established a defined contribution pension plan covering all regular employees with R.O.C. nationality. The Company makes monthly contributions to the employees’ individual pension accounts on a basis no less than 6% of each employee’s monthly salary or wage. The principal and accumulated gains or losses from an employee’s personal pension account may be claimed on a monthly basis or on lump sum.

(2)	SUI has established a 401(K) pension plan (“the Plan”) covering substantially all employees. The Plan provides voluntary salary reduction contributions by eligible participants in accordance with Section 401(K) of the U.S. Internal Revenue Code, as well as discretionary matching contributions determined annually by its Board of Directors to employees’ individual pension accounts.

(3)	In accordance with the regulatory requirements in Suzhou and Quanzhou, PRC, Siliconware Technology (Suzhou) Limited and Siliconware Electronics (Fujian) Co., Limited contribute monthly an amount equal to certain percentage of employees’ monthly salaries and wages to the Bureau of Social Insurance. Other than the monthly contributions, Siliconware Technology (Suzhou) Limited and Siliconware Electronics (Fujian) Co., Limited have no further obligations.

(4)	The expenses recognized for the Group’s defined contribution pension plans are $533,905, $552,706 and $731,170 for the years ended December 31, 2015, 2016 and 2017, respectively.